Remuneration System for the Management Board and Employees of the Group - 2019 Stock Option Plan - Additional Information (Detail)			12 Months Ended
	Oct. 01, 2019 EUR (€) $ / shares shares	Apr. 01, 2019 $ / shares shares	Dec. 31, 2019 EUR (€) Beneficiary	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Apr. 01, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | €			€ 6,654,000	€ 5,585,000	€ 4,975,000
Share based compensation vesting period			4 years
2019 stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			April 1, 2019
Description of vesting requirements for share-based payment arrangement			The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
Number of stock options granted	57,078	76,482
Exercise price of share options granted | $ / shares	$ 106.16	$ 87.86
Percentage of target achievement to stock options grant		100.00%
Number of beneficiaries left | Beneficiary			1
Assumption for beneficiaries that would leave in the vesting period | Beneficiary			4
Share based payment expense | €			€ 1,718,087
Fair value of stock options granted | €	$ 35.04					€ 31.81
Share based compensation vesting period			4 years
Performance period to issue total number of shares		4 years
2019 stock option plan [member] | Management Board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted		31,395
2019 stock option plan [member] | Senior Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted		38,005
2019 stock option plan [member] | Employees not in senior management group [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted		7,082